Subsequent Events - Additional Information (Details) - USD ($)			12 Months Ended
	Mar. 07, 2024	Mar. 06, 2024	Dec. 31, 2023	Apr. 15, 2024	Apr. 10, 2024	Feb. 26, 2024	Dec. 31, 2022
Subsequent Event [Line Items]
Cancellation date			Jan. 17, 2024
Subsequent Event, Description			Since December 31, 2023, the Company has closed on subsequent financings under the Subsequent Financing Agreement (as further amended or modified on January 19, 2024, January 31, 2024, February 26, 2024, March 7, 2024 and April 10, 2024) on January 19, 2024, February 26, 2024, March 5, 2024, March 7, 2024, March 8, 2024, and March 15, 2024.
Principal amount			$ 17,819,220,000
Per share cash received	$ 0.5
Common stock, par value	$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount					$ 31,750,001,000
Warrants purchased					14,823,917
Exercise price, per share					$ 0.808
Cash deposited on segregated account	$ 3,500,000
Percentage of number of shares	50.00%
Percentage of Voting Right	66.30%
Subsequent Event [Member] | AST Products [Member]
Subsequent Event [Line Items]
Royalties due		$ 2,500,000
Purchase obligation, total amount		$ 1,050,000.00
Purchase obligation due				$ 420,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Principal amount						$ 25,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Principal amount						$ 35,000,000
Secured Convertible Notes due 2025 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount					$ 31,800,000
April Amendments [Member]
Subsequent Event [Line Items]
Principal amount					$ 50,000,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value			$ 0.0001				$ 0.0001
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants purchased					14,823,917
Common stock, par value	$ 0.0001
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, par value	$ 0.0001